CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2022
Capital Management
CAPITAL MANAGEMENT

31. CAPITAL MANAGEMENT

The Company’s objectives when managing capital are:

(i)	To safeguard the Company’s ability to continue as a going concern and to be able to service its debts when they are due;

(ii)	To maintain an optimal capital structure so as to maximize shareholder value; and

(iii)	To maintain a strong credit rating and healthy capital ratios in order to support the Company’s stability and growth.

The Company actively and regularly reviews and manages its capital structure to ensure optimal shareholder returns, taking into consideration the future capital requirements of the Company and capital efficiency, prevailing and projected profitability, projected operating cash flows, projected capital expenditures and projected strategic investment opportunities. The Company manages its common shares and stock options as capital.

The Company is not subject to externally imposed capital requirements, except for, as disclosed in Note 25(a), the Company’s PRC subsidiaries are required by the Foreign Enterprise Law of the PRC to contribute to and maintain a non-distributable statutory reserve fund whose utilization is subject to approval by the Board of Directors. This externally imposed capital requirement has been complied with by the PRC subsidiaries for the years ended December 31, 2022, 2021 and 2020.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, return capital to shareholders, increase share capital, obtain new borrowings or sell assets to reduce debt.

There were no changes in the Company’s overall approach to capital management during the report periods.

The capital structure of the Company consists of debts (which include borrowings, less cash and cash equivalents) and equity attributable to shareholders of the Company (comprising issued capital and reserves). The Company monitors capital on the basis of the debt to capital ratio, which is calculated as net debts divided by equity attributable to shareholders of the Company.

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Interest-bearing bank borrowings	—	—
Note payable	8,775	—
Amounts owed to related parties	1,291	36,348
Total debts	10,066	36,348
Less: Cash and cash equivalents (excluding restricted bank balances)	(3,936)	(27,880)
Net debts	6,130	8,548
Equity attributable to shareholders of the Company	1,047	61,943
Gearing ratio	585%	13.8%